Offsetting of financial liabilities (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	SFr 326,300		SFr 272,000
Offsetting	(305,300)		(254,900)
of which counterparty netting	(265,700)		(223,000)
of which cash collateral netting	(39,600)		(31,900)
Total net derivatives subject to enforceable master netting agreements	21,000		17,100
Total derivatives not subject to enforceable master netting agreements	6,300		6,500
Total net derivatives presented in the consolidated balance sheets	27,300		23,600
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, gross	42,100		43,200
Securities sold under repurchase agreements, offsetting	(19,500)		(21,400)
Securities sold under repurchase agreements, net	22,600		21,800
Securities lending transactions, gross	8,900		9,800
Securities lending transactions, offsetting	(2,800)		(2,100)
Securities lending transactions, net	6,100		7,700
Obligation to return securities received as collateral, at fair value, gross	16,900		19,400
Obligation to return securities received as collateral, at fair value, offsetting	0		0
Obligation to return securities received as collateral, at fair value, net	16,900		19,400
Total subject to enforceable master netting agreements, gross	67,900		72,400
Total subject to enforceable master netting agreements, offsetting	(22,300)		(23,500)
Total subject to enforceable master netting agreements, net	45,600		48,900
Total not subject to enforceable master netting agreements	12,900		26,200
Total, gross	80,800		98,600
Total, net	58,500		75,100
of which reported at fair value	18,114	SFr 25,421	32,398
Amounts not offset in the consolidated balance sheets
Derivatives, net	21,000		17,100
Derivatives, financial instruments	5,600		3,400
Derivatives, cash collateral received/pledged	0		0
Derivatives, net exposure	15,400		13,700
Securities sold under repurchase agreements, net	22,600		21,800
Securities sold under repurchase agreements, financial instruments	22,600		21,800
Securities sold under repurchase agreements, cash collateral received/pledged	0		0
Securities sold under repurchase agreements, net exposure	0		0
Securities lending transactions, net	6,100		7,700
Securities lending transactions, financial instruments	6,000		7,400
Securities lending transactions, cash collateral received/pledged	0		0
Securities lending transactions, net exposure	100		300
Obligation to return securities received as collateral, at fair value, net	16,900		19,400
Obligation to return securities received as collateral, financial instruments	16,400		18,500
Obligation to return securities received as collateral, cash collateral received/pledged	0		0
Obligation to return securities received as collateral, at fair value, net exposure	500		900
Total financial liabilities subject to enforceable master netting agreements, net	66,600		66,000
Total financial liabilities subject to enforceable master netting agreements, financial instruments	50,600		51,100
Total financial liabilities subject to enforceable master netting agreements, cash collateral received/pledged	0		0
Total financial liabilities subject to enforceable master netting agreements, net exposure	16,000		14,900
Trading Liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	27,000		23,500
Other liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	300		100
Securities sold under repurchase agreements and securities
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	(22,300)		(23,500)
Total, gross	54,800		70,100
Total, net	32,500		46,600
Obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	0		0
Total, gross	26,000		28,500
Total, net	26,000		28,500
OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	26,700		18,500
Offsetting	(26,200)		(18,500)
Total net derivatives subject to enforceable master netting agreements	500		0
Amounts not offset in the consolidated balance sheets
Derivatives, net	500		0
OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	284,100		241,900
Offsetting	(265,700)		(226,500)
Total net derivatives subject to enforceable master netting agreements	18,400		15,400
Amounts not offset in the consolidated balance sheets
Derivatives, net	18,400		15,400
Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	15,500		11,600
Offsetting	(13,400)		(9,900)
Total net derivatives subject to enforceable master netting agreements	2,100		1,700
Amounts not offset in the consolidated balance sheets
Derivatives, net	2,100		1,700
Interest rate derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	211,700		161,000
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	24,000		14,500
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	187,500		146,500
Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	200		0
Foreign exchange derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	70,400		68,500
Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	300		0
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	70,000		68,200
Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	100		300
Equity/index-related derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	29,300		24,500
Equity/index-related derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	300		0
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	13,800		13,300
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	15,200		11,200
Credit derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	13,600		16,400
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	2,100		4,000
Credit derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	11,500		12,400
Other products
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	1,300		1,600
Other products | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	0		0
Other products | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	1,300		1,500
Other products | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	SFr 0		SFr 100